Amplify BlueStar Israel Technology ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares		Value
Communication Services - 2.0%
Nexxen International Ltd. (a)	37,569		$391,093
Perion Network Ltd. (a)(b)	41,557		421,804
Playtika Holding Corp.	109,282		516,904
Taboola.com Ltd. (a)	175,571		642,590
			1,972,391

Consumer Discretionary - 3.6%
Global-e Online Ltd. (a)	71,728		2,405,757
Maytronics, Ltd.	0	(c)	0
Mobileye Global, Inc. - Class A (a)	61,724		1,109,798
			3,515,555

Financials - 4.9%
Lemonade, Inc. (a)	41,325		1,810,448
Payoneer Global, Inc. (a)	178,344		1,221,656
Plus500, Ltd.	38,614		1,796,985
			4,829,089

Health Care - 2.1%
Inmode Ltd. (a)	52,229		754,187
Nano-X Imaging Ltd. (a)(b)	81,928		423,568
Novocure, Ltd. (a)	50,409		897,280
Pluri, Inc. (a)	0	(c)	0
			2,075,035

Industrials - 10.8%
Elbit Systems Ltd.	16,621		7,471,139
Fiverr International Ltd. (a)	25,420		745,569
Hilan, Ltd.	9,208		782,304
Kornit Digital, Ltd. (a)	30,976		616,732
Nano Dimension Ltd. - ADR (a)(b)	268,324		434,685
Stratasys, Ltd. (a)	52,794		605,547
			10,655,976

Information Technology - 71.4%(d)
Amdocs, Ltd.	57,162		5,215,461
Camtek, Ltd. (a)(b)	21,846		1,847,298
Cellebrite DI Ltd. (a)	96,157		1,538,512
CEVA, Inc. (a)	21,010		461,800
Check Point Software Technologies, Ltd. (a)	32,077		7,097,036
Cognyte Software, Ltd. (a)	49,403		456,484
CyberArk Software, Ltd. (a)	18,055		7,346,218
Formula Systems 1985, Ltd.	4,920		626,487
Gilat Satellite Networks Ltd. (a)(b)	66,474		471,301
Ituran Location and Control, Ltd.	14,184		549,346
JFrog Ltd. (a)	71,755		3,148,609
Magic Software Enterprises Ltd. (b)	25,417		485,973
Matrix IT, Ltd.	23,510		818,225
Monday.com Ltd. (a)	23,721		7,459,780
Nayax Ltd. (a)	14,371		725,485
Next Vision Stabilized Systems Ltd.	40,035		1,494,402
Nice Ltd. - ADR (a)	38,804		6,554,384
Nova Ltd. (a)(b)	12,216		3,361,843
One Software Technologies Ltd.	26,547		684,270
Pagaya Technologies Ltd. - Class A (a)(b)	40,718		868,108
Powerfleet, Inc. NJ (a)	120,973		521,394
Priortech Ltd. (a)	7,948		467,793
Radware, Ltd. (a)	30,141		887,351
Riskified Ltd. - Class A (a)	91,689		457,528
Sapiens International Corp. NV	28,709		839,738
SentinelOne, Inc. - Class A (a)	192,811		3,524,585
SimilarWeb Ltd. (a)	61,574		482,740
SolarEdge Technologies, Inc. (a)(b)	40,330		822,732
Tower Semiconductor Ltd. (a)	53,644		2,325,467
Varonis Systems, Inc. (a)	64,210		3,258,658
Weebit Nano Ltd. (a)	303,187		322,878
Wix.com, Ltd. (a)	33,358		5,285,909
			70,407,795

Utilities - 4.9%
Energix-Renewable Energies, Ltd.	199,935		738,587
Enlight Renewable Energy, Ltd. (a)	55,143		1,251,045
Ormat Technologies, Inc.	33,897		2,839,213
			4,828,845
TOTAL COMMON STOCKS (Cost $97,784,201)			98,284,686

SHORT-TERM INVESTMENTS - 5.6%			Value
Investments Purchased with Proceeds from Securities Lending - 5.4%	Shares
First American Government Obligations Fund - Class X, 4.25% (e)	5,290,270		5,290,270

Money Market Funds - 0.2%	Shares
Invesco Government & Agency Portfolio – Institutional Class, 4.26% (e)	249,568		249,568
TOTAL SHORT-TERM INVESTMENTS (Cost $5,539,838)			5,539,838

TOTAL INVESTMENTS - 105.3% (Cost $103,324,039)			103,824,524
Liabilities in Excess of Other Assets - (5.3)%			(5,243,325)
TOTAL NET ASSETS - 100.0%			$98,581,199
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $5,222,966.
(c)	Rounds to zero.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Amplify BlueStar Israel Technology ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	98,284,686	–	–	98,284,686
Investments Purchased with Proceeds from Securities Lending	5,290,270	–	–	5,290,270
Money Market Funds	249,568	–	–	249,568
Total Investments	103,824,524	–	–	103,824,524

Refer to the Schedule of Investments for further disaggregation of investment categories.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity. As of June 30, 2025, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent